Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares, par value 2.50 euros per share
Amount Registered | shares	9,643,819
Proposed Maximum Offering Price per Unit	87.97
Maximum Aggregate Offering Price	$ 848,366,757.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,159.45
Offering Note	The maximum number of Shares to be delivered that may be offered under the TotalEnergies SE 2026 Performance Share Grant Plan. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein. Estimated solely for the purposes of computing the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, based upon the average of the high and low prices of the Registrant's Shares reported on The New York Stock Exchange on June 12, 2026, which date is within five business days prior to filing this Registration Statement.